Offerings	Aug. 11, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares (no par value)
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	Note 1.a. There are being registered under this Registration Statement such indeterminate number of common shares, debt securities, warrants, subscription receipts and units of OR Royalties Inc. (formerly Osisko Gold Royalties Ltd) (the "Registrant"), and any combination of such securities, as from time to time may be issued at prices determined at the time of issuance, as shall have an aggregate initial offering price not to exceed $500,000,000 (or its equivalent in any other currency used to denominate the securities). The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise or exchange of any other securities that provide for such conversion into, exercise for or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "U.S. Securities Act"), the common shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the common shares being registered hereunder as a result of stock splits, stock dividends, distributions or similar transactions. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement. Note 1.b. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the U.S. Securities Act. Note 1.c. A registration fee of $27,550 was previously paid in connection with the Registrant's registration statement on Form F-10 filed on July 28, 2023 (No. 333-273492) (the "Prior Registration Statement"), pertaining to the registration of $250,000,000 of securities of the Registrant, none of which securities were sold pursuant to the Prior Registration Statement. A request for withdrawal for the Prior Registration Statement has been submitted to the Securities and Exchange Commission. As the total registration fee required for this Registration Statement is $76,550, taking into consideration the available offset of $27,550 from the Prior Registration Statement, the Registrant accordingly owes $49,000 of the registration fee for this Registration Statement.